As filed with the Securities and Exchange Commission on November 9, 2016

Securities Act Registration No. 333-123290
Investment Company Act Reg. No. 811-21726

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 68	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 69	[X]
(Check appropriate box or boxes.)

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877)244-6235

Randall Linscott
4520 Main Street, Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
|X|	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 67 filed October 28, 2016, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, and State of Missouri, on this 9th day of November, 2016.

360 Funds

By:	/s/Randall Linscott
Randall Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		November 9, 2016
Art Falk, Trustee		Date
*		November 9, 2016
Thomas Krausz, Trustee		Date
*		November 9, 2016
Gary DiCenzo, Trustee		Date
*		November 9, 2016
Tom M. Wirtshafter, Trustee		Date
/s/Randall Linscott		November 9, 2016
Randall Linscott, Trustee and President		Date
/s/Larry Beaver		November 9, 2016
Larry Beaver, Treasurer		Date
* By:	/s/Randall Linscott	November 9, 2016
Randall Linscott, Attorney-in-Fact		Date